Non-controlling interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-controlling interests
19.	Non-controlling interests

	Non-controlling Interest: Oyu Tolgoi (a) Year Ended December 31,
	2019	2018

Balance, January 1	$(910,135)	$(893,211)

Impact of change in accounting policy (Note 2)	(578)	-

Restated balance, January 1	$(910,713)	$(893,211)

Non-controlling interest’s share of loss	(326,461)	(16,924)

Common share investments funded on behalf of non-controlling interest (a)	219,300	175,100

Funded amounts repayable to the Company (a)	(219,300)	(175,100)

Balance, December 31	$(1,237,174)	$(910,135)

(a)
Since 2011, the Company has funded common share investments in Oyu Tolgoi on behalf of Erdenes. In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to the Company via a pledge over Erdenes’ share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to the Company.

Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of non-controlling
interest. As at December 31, 2019, the cumulative amount of such funding was $1,240.7 million (December 31, 2018 - $1,021.4 million). Accrued interest of $654.9 million (December 31, 2018 - $505.6 million) relating to this funding, has not been recognized in these consolidated financial statements, as payment will be triggered on common share dividend distribution by Oyu Tolgoi, the certainty of which cannot currently be reliably determined.